Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of At-the-Market Equity Offering Program

The issuance activity is summarized below (in thousands):

	Year Ended December 31,
	2019	2018	2017
Common shares issued	—	243	—
Gross proceed received	$—	$15,522	$—
Commissions and other expenses	—	194	—
Net proceeds	$—	$15,328	$—

Summary of Dividends Declared

A summary of dividends declared is as follows (in thousands):

	Year Ended December 31,
	2019	2018	2017
Common stock	$31,116	$47,951	$47,104
Preferred stocks:
Series A Cumulative Preferred Stock	—	—	2,539
Series D Cumulative Preferred Stock	5,048	5,047	18,211
Series F Cumulative Preferred Stock	8,849	8,849	8,849
Series G Cumulative Preferred Stock	11,430	11,431	11,430
Series H Cumulative Preferred Stock	7,125	7,125	2,494
Series I Cumulative Preferred Stock	10,125	10,125	1,238
Total dividends declared	$73,693	$90,528	$91,865

Schedule of Noncontrolling Interests in Consolidated Entities

The below table summarized the total carrying value (in thousands), which is reported in equity in the consolidated balance sheets:

	December 31,
	2019	2018
Carrying value of noncontrolling interests	$504	$616

The below table summarizes the (income) loss allocated to noncontrolling interests in consolidating entities (in thousands):

	Year Ended December 31,
Line Item	2019	2018	2017
(Income) loss allocated to noncontrolling interests in consolidated entities	$112	$30	$110